Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 302,814	$ 365,247	$ 531,725
General and administrative expenses	(54,767)	(61,058)	(57,590)
Restructuring charges	(5,568)	(5,632)	(1,677)
Income (Loss) from Equity Method Investments	9,617	2,767	3,432
Interest Expense, Operating and Nonoperating	(2,896)	(7,542)	(28,009)
Interest income	36,166	37,218	24,128
Other - net (note 16)	1,700	4,334	(1,691)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	347,401	402,024	529,585
Voyage expenses	317,373	405,546	474,371
Operating Costs and Expenses	(238,856)	(252,594)	(241,585)
Operating Lease, Expense	(45,257)	(74,795)	(70,836)
Depreciation, Depletion and Amortization	(86,630)	(93,582)	(97,551)
Gain on sale and write-down of assets (note 14)	101,745	38,080	10,360
Revenues	949,520	1,220,374	1,464,975
Intersegment Eliminations
Segment Reporting Information [Line Items]
General and administrative expenses		(320)
Restructuring charges		320
Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	824,014	1,106,278	1,364,452
Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	299,349	365,461	535,910
General and administrative expenses	(46,568)	(48,833)	(45,936)
Restructuring charges	0	(5,952)	(1,248)
Income (Loss) from Equity Method Investments	9,617	2,767	3,432
Voyage expenses	317,373	405,546	474,371
Operating Costs and Expenses	(131,011)	(150,605)	(148,960)
Operating Lease, Expense	(42,742)	(74,379)	(70,836)
Depreciation, Depletion and Amortization	(86,630)	(93,582)	(97,551)
Gain on sale and write-down of assets (note 14)	99,659	38,080	10,360
Revenues	824,014	1,106,278	1,364,452
Marine Services and Other
Segment Reporting Information [Line Items]
Revenues	125,506	114,096	100,523
Marine Services and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	3,465	(214)	(4,185)
General and administrative expenses	(8,199)	(11,905)	(11,654)
Restructuring charges	(5,568)	0	(429)
Voyage expenses	0	0	0
Operating Costs and Expenses	(107,845)	(101,989)	(92,625)
Operating Lease, Expense	(2,515)	(416)	0
Depreciation, Depletion and Amortization	0	0	0
Gain on sale and write-down of assets (note 14)	2,086	0	0
Revenues	$ 125,506	$ 114,096	$ 100,523